Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Receivables

Prepaid expenses and other receivables consisted of the following as of September 30, 2025 and 2024:

	As of September 30, 2025	As of September 30, 2024
Advance to suppliers	$3,760,505	$2,397,854
Other receivables	425,820	6,888
Deductible VAT input	153,027	168,776
Prepaid expenses	1,978	—
Less: Allowance for credit losses	(3,377,269)	—
Ending balance	$964,061	$2,573,518

Schedule of Allowance for Prepaid Expenses and Other Current Assets

Movements of allowance for prepaid expenses and other current assets are as follows:

	As of September 30, 2025	As of September 30, 2024
Beginning balance	$—	$—
Additions	3,367,360	—
Foreign exchange effect	9,909	—
Ending balance	$3,377,269	$—